Subsequent events	12 Months Ended
Sep. 30, 2021
Subsequent events
Subsequent events

Note 22 – Subsequent events

The Company is currently constructing a new facility in Lishui, China, to focus on the R&D, processing, marketing, and sale of activated carbon for water purification. On October 8, 2021, Zhejiang New Material entered into a lease agreement with Zhejiang Forasen Energy Technology Co., Ltd. to lease office and production space of approximately 27,152 square feet in Lishui with a lease term of six years from October 8, 2021 to October 7, 2026 and an annual rent of RMB454,042.8 (approximately $69,741), payable semi-annually. On November 10, 2021, Zhengjiang New Material entered into an equipment purchase agreement with Shanghai Tanzhen Co., Ltd to purchase equipment specialized for the production of water purification activated carbon with a total amount of RMB18.9 million (approximately $2.9 million).

On December 14, 2021, Hangzhou Forasen entered into a one-year loan agreement with Beijing Bank Hangzhou Branch to borrow RMB5 million (equivalent to $774,000 as of September 30, 2021) as working capital, with an interest rate equaling LPR set by the People’s Bank of China at the time of borrowing plus 95 base points (effective rate is 4.8%). The loan is guaranteed by two related parties, Ms. Yefang Zhang and her husband, and a third party, Hangzhou High-tech Financing Guarantee Co., Ltd., and collateralized by the patent rights of Hangzhou Forasen.

On January 18, 2022, Hangzhou Forasen entered into a one-year operation and management agreement with HuaiNan JiaHe New Materials Co., Ltd. (“JiaHe”) and JiaHe’s activated carbon subsidiary, NingGuo ZheWanZhenHua Activated Carbon Industry Co., Ltd. (“ZhenHua”), which focuses on the research and development, production, processing, and marketing of activated carbon specially used as pharmaceutical excipients and food additives. Pursuant to the agreement, the Company will be fully responsible for the operation, production, sales, and management of ZhenHua and receive a quarterly management fee from JiaHe, equaling 10% of the gross profit of ZhenHua.